Eaton Vance

Special Equities Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 3.3%
Hexcel Corp.	14,351	$992,515
Mercury Systems, Inc.(1)	8,916	571,337

		$1,563,852

Auto Components — 0.6%
Visteon Corp.(1)	4,240	$285,564

		$285,564

Banks — 5.0%
Columbia Banking System, Inc.	5,480	$179,141
First Republic Bank	4,913	493,560
Sterling Bancorp	29,013	540,512
Stock Yards Bancorp, Inc.	11,375	384,589
Texas Capital Bancshares, Inc.(1)	7,905	431,534
Wintrust Financial Corp.	4,527	304,803

		$2,334,139

Biotechnology — 0.4%
Ligand Pharmaceuticals, Inc.(1)	1,605	$201,765

		$201,765

Building Products — 0.7%
Trex Co., Inc.(1)	5,285	$325,133

		$325,133

Capital Markets — 2.2%
Cohen & Steers, Inc.	19,204	$811,753
Lazard, Ltd., Class A	6,358	229,778

		$1,041,531

Chemicals — 3.5%
Balchem Corp.	5,757	$534,250
NewMarket Corp.	1,260	546,286
Valvoline, Inc.	31,310	581,113

		$1,661,649

Commercial Services & Supplies — 3.5%
Brink’s Co. (The)	8,291	$625,224
Copart, Inc.(1)	4,675	283,258
Multi-Color Corp.	9,090	453,500
Viad Corp.	5,520	310,721

		$1,672,703

Containers & Packaging — 0.7%
Ball Corp.	5,935	$343,399

		$343,399

Distributors — 0.4%
Pool Corp.	1,260	$207,862

		$207,862

Security	Shares	Value
Diversified Consumer Services — 4.9%
Bright Horizons Family Solutions, Inc.(1)	2,229	$283,328
Grand Canyon Education, Inc.(1)	9,868	1,129,985
ServiceMaster Global Holdings, Inc.(1)	18,950	884,965

		$2,298,278

Electric Utilities — 2.5%
ALLETE, Inc.	3,875	$318,641
Alliant Energy Corp.	9,839	463,712
Pinnacle West Capital Corp.	4,177	399,238

		$1,181,591

Electrical Equipment — 2.9%
AMETEK, Inc.	10,335	$857,495
EnerSys	7,682	500,559

		$1,358,054

Energy Equipment & Services — 0.5%
Oceaneering International, Inc.(1)	15,405	$242,937

		$242,937

Equity Real Estate Investment Trusts (REITs) — 10.7%
Acadia Realty Trust	15,665	$427,185
CubeSmart	18,562	594,726
Douglas Emmett, Inc.	7,540	304,767
EastGroup Properties, Inc.	6,040	674,306
Essex Property Trust, Inc.	1,771	512,244
Federal Realty Investment Trust	2,144	295,550
Healthcare Realty Trust, Inc.	13,795	442,957
National Retail Properties, Inc.	11,560	640,308
Paramount Group, Inc.	32,609	462,722
Rexford Industrial Realty, Inc.	19,780	708,322

		$5,063,087

Food & Staples Retailing — 1.1%
Performance Food Group Co.(1)	12,948	$513,259

		$513,259

Food Products — 0.3%
J&J Snack Foods Corp.	875	$138,985

		$138,985

Gas Utilities — 1.2%
ONE Gas, Inc.	6,595	$587,153

		$587,153

Health Care Equipment & Supplies — 7.3%
Cooper Cos., Inc. (The)	1,216	$360,143
Haemonetics Corp.(1)	2,855	249,755
ICU Medical, Inc.(1)	2,683	642,122
Integra LifeSciences Holdings Corp.(1)	7,874	438,739
Masimo Corp.(1)	2,010	277,943
Teleflex, Inc.	2,294	693,155
West Pharmaceutical Services, Inc.	4,049	446,200
Wright Medical Group NV(1)	10,155	319,375

		$3,427,432

Security	Shares	Value
Health Care Providers & Services — 3.0%
Addus HomeCare Corp.(1)	4,775	$303,642
Amedisys, Inc.(1)	4,100	505,366
Chemed Corp.	1,170	374,482
R1 RCM, Inc.(1)	24,570	237,592

		$1,421,082

Hotels, Restaurants & Leisure — 0.3%
Choice Hotels International, Inc.	1,584	$123,140

		$123,140

Household Products — 0.6%
Central Garden & Pet Co., Class A(1)	12,222	$284,162

		$284,162

Insurance — 3.9%
AMERISAFE, Inc.	3,865	$229,581
First American Financial Corp.	8,101	417,202
Horace Mann Educators Corp.	14,640	515,474
Kinsale Capital Group, Inc.	2,140	146,740
RLI Corp.	7,142	512,438

		$1,821,435

Interactive Media & Services — 0.7%
Eventbrite, Inc., Class A(1)	16,176	$310,094

		$310,094

IT Services — 5.9%
Black Knight, Inc.(1)	17,087	$931,242
Conduent, Inc.(1)	21,595	298,659
CSG Systems International, Inc.	13,844	585,601
Euronet Worldwide, Inc.(1)	6,926	987,578

		$2,803,080

Leisure Products — 1.0%
Brunswick Corp.	9,470	$476,625

		$476,625

Machinery — 3.3%
Mueller Water Products, Inc., Class A	43,755	$439,300
RBC Bearings, Inc.(1)	1,791	227,762
Welbilt, Inc.(1)	11,915	195,168
Woodward, Inc.	7,160	679,412

		$1,541,642

Marine — 1.1%
Kirby Corp.(1)	7,088	$532,380

		$532,380

Multi-Utilities — 1.2%
CMS Energy Corp.	10,295	$571,784

		$571,784

Oil, Gas & Consumable Fuels — 2.6%
Diamondback Energy, Inc.	6,565	$666,544
Gulfport Energy Corp.(1)	15,925	127,719
Jagged Peak Energy, Inc.(1)	12,769	133,691
PDC Energy, Inc.(1)	7,450	303,066

		$1,231,020

Security	Shares	Value
Pharmaceuticals — 2.6%
Catalent, Inc.(1)	17,475	$709,310
Jazz Pharmaceuticals PLC(1)	3,670	524,627

		$1,233,937

Road & Rail — 2.2%
Kansas City Southern	6,115	$709,218
Landstar System, Inc.	2,915	318,872

		$1,028,090

Software — 10.0%
ACI Worldwide, Inc.(1)	38,383	$1,261,649
Altair Engineering, Inc., Class A(1)	26,007	957,318
Blackbaud, Inc.	4,730	377,123
CDK Global, Inc.	9,125	536,732
Envestnet, Inc.(1)	5,960	389,724
RealPage, Inc.(1)	19,553	1,186,672

		$4,709,218

Specialty Retail — 2.9%
Hudson, Ltd., Class A(1)	11,205	$154,069
Monro, Inc.	4,500	389,340
National Vision Holdings, Inc.(1)	7,345	230,853
Tractor Supply Co.	5,820	568,963

		$1,343,225

Textiles, Apparel & Luxury Goods — 3.4%
Columbia Sportswear Co.	5,725	$596,431
Gildan Activewear, Inc.	27,755	998,347

		$1,594,778

Thrifts & Mortgage Finance — 0.7%
Essent Group, Ltd.(1)	7,169	$311,493

		$311,493

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	11,219	$667,194

		$667,194

Water Utilities — 0.2%
Middlesex Water Co.	1,805	$101,062

		$101,062

Total Common Stocks (identified cost $36,940,917)		$46,553,814

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Equity Funds — 0.9%
iShares Russell 2000 ETF	1,925	$294,698
iShares Russell Mid Cap ETF	2,640	142,428

Total Exchange-Traded Funds (identified cost $422,108)		$437,126

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(2)	265,467	$265,467

Total Short-Term Investments (identified cost $265,467)		$265,467

Total Investments — 100.2% (identified cost $37,628,492)		$47,256,407

Other Assets, Less Liabilities — (0.2)%		$(92,890)

Net Assets — 100.0%		$47,163,517

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $1,947.

The Fund did not have any open derivative instruments at March 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$46,553,814	*	$—	$—	$46,553,814
Exchange-Traded Funds	437,126		—	—	437,126
Short-Term Investments	—		265,467	—	265,467
Total Investments	$46,990,940		$265,467	$—	$47,256,407

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.